Condensed Financial Information of the Company - Consolidated Statement of Comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
Cost of revenues	(231,940)	(32,668)	(252,561)	(257,656)
Gross profit	437,563	61,630	631,505	526,960
Operating expenses
Research and development	(178,207)	(25,100)	(180,957)	(211,594)
General and administrative	(229,549)	(32,331)	(214,337)	(191,868)
Interest (expense) income, net	60,978	8,589	35,710	25,391
Foreign exchange gains, net	(11,421)	(1,609)	(95,434)	24,288
Other income (expense), net	96,765	13,630	101,265	252,998
Loss before taxes	(637,650)	(89,810)	(545,780)	(339,571)
Income tax (expenses) benefits	43,781	6,166	25,089	(13,633)
Net loss	(602,898)	(84,916)	(513,475)	(351,126)
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	(43,494)	(6,126)	(8,269)
Foreign currency translation adjustments	45,769	6,446	271,640	(75,536)
Total comprehensive loss attributable to Cheetah Mobile Inc.	(599,992)	(84,507)	(247,789)	(426,204)
Parent Company [Member]
Operating expenses
Research and development				(3)
General and administrative	(14,013)	(1,974)	(23,615)	(21,978)
Total operating expenses	(14,013)	(1,974)	(23,615)	(21,981)
Equity in loss of subsidiaries	(293,917)	(41,397)	(471,710)	(352,616)
Interest (expense) income, net	5,420	763	3,211	(9)
Foreign exchange gains, net	658	93	280	71
Other income (expense), net	(329,592)	(46,422)	(25,441)	35,537
Loss before taxes	(631,444)	(88,937)	(517,275)	(338,998)
Income tax (expenses) benefits	28,546	4,021	3,800	(12,128)
Net loss	(602,898)	(84,916)	(513,475)	(351,126)
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	(43,494)	(6,126)	(8,269)
Foreign currency translation adjustments	46,400	6,535	273,955	(75,078)
Other comprehensive (loss) income	2,906	409	265,686	(75,078)
Total comprehensive loss attributable to Cheetah Mobile Inc.	¥ (599,992)	$ (84,507)	¥ (247,789)	¥ (426,204)